14. Deferred Compensation and Supplemental Employee Retirement Plans	12 Months Ended
Dec. 31, 2017
Compensation Related Costs [Abstract]
Note 14. Deferred Compensation and Supplemental Employee Retirement Plans

The Company maintains a directors’ deferred compensation plan and, prior to 2005, maintained a retirement plan for its directors. Participants are general unsecured creditors of the Company with respect to these benefits. The benefits accrued under these plans were $96,572 and $114,014 at December 31, 2017 and 2016, respectively. Expenses associated with these plans were $558 and $723 for the years ended December 31, 2017 and 2016, respectively.

During 2017 and prior years, the Company maintained a supplemental employee retirement plan (SERP) for certain key employees of the Company. Benefits accrued under this plan were $774,713 at December 31, 2016 and the final payment of SERP benefits to the last participant was made on July 1, 2017. The expense associated with this plan was $0 and $199,004 for the years ended December 31, 2017 and 2016, respectively. The SERP was terminated following the final benefit payment on July 1, 2017.